5. DEBT DISCOUNT (Annual) (Tables)	12 Months Ended
Dec. 31, 2014
Annual Report
Debt Discount
Debt discount	174,378
Accumulated amortization - 2014	(67,363)
Debt discount - net - December 31, 2014	$107,016